Activities of Orange Bank - Loans and receivables components (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 2,000	€ 2,147	€ 2,153	€ 2,217
Total loans and receivables to credit institutions	1,000	943	943	874
Overdraft [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	910	1,000	1,000	1,084
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	824	765	765	719
Securities lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	206	246	246	264
Current accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	21	31	31	70
Overnight deposits and loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	850	830	830	790
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to credit institutions	85	55	55	53
Other loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	39	105	111	80
Total loans and receivables to credit institutions	€ 65	€ 58	€ 58	€ 31